International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (97.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.8%)
Adevinta ASA - Class B *	Norway	228,015	3,910
Alphabet, Inc. - Class A *	United States	4,400	6,449
Big Hit Entertainment Co., Ltd. *	South Korea	600	69
Rightmove PLC *	United Kingdom	502,500	4,045
Safaricom, Ltd.	Kenya	16,324,600	4,483
Schibsted ASA - Class B *	Norway	147,799	5,905
Tencent Holdings, Ltd.	Cayman Islands	229,000	15,250

Total			40,111

Consumer Discretionary (6.7%)
Alibaba Group Holding, Ltd. *	Cayman Islands	38,000	1,405
Alibaba Group Holding, Ltd., ADR *	Cayman Islands	67,279	19,778
Autoliv, Inc.	United States	46,500	3,389
InterContinental Hotels Group PLC, ADR *	United Kingdom	85,884	4,507
LVMH Moet Hennessy Louis Vuitton SE	France	43,600	20,383
USS Co., Ltd. *	Japan	349,000	6,243

Total			55,705

Consumer Staples (7.2%)
Clicks Group, Ltd. *	South Africa	277,852	3,683
Nestle SA	Switzerland	461,569	54,760
PriceSmart, Inc.	United States	29,000	1,927

Total			60,370

Financials (14.7%)
AIA Group, Ltd.	Hong Kong	2,532,688	24,950
B3 SA - Brasil, Bolsa, Balcao	Brazil	285,500	2,797
Berkshire Hathaway, Inc. - Class B *	United States	15,500	3,301
Deutsche Borse Aktiengesellschaft	Germany	56,500	9,922
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	275,500	12,950
Housing Development Finance Corp., Ltd.	India	247,663	5,854
London Stock Exchange Group PLC	United Kingdom	83,800	9,587
Marsh & McLennan Cos., Inc.	United States	110,823	12,711
Moody’s Corp.	United States	45,200	13,101
MSCI, Inc.	United States	34,600	12,345
Prudential PLC	United Kingdom	232,763	3,323
S&P Global, Inc.	United States	35,400	12,765

Total			123,606

Health Care (12.8%)
CSL, Ltd.	Australia	109,795	22,622
Dechra Pharmaceuticals PLC *	United Kingdom	59,200	2,460
Hoya Corp. *	Japan	155,200	17,494
ResMed, Inc.	United States	63,500	10,886

Common Stocks (97.5%)	Country	Shares/ Par +	Value $ (000’s)
Health Care continued
Roche Holding AG	Switzerland	117,152	40,081
Sanofi	France	73,700	7,390
UCB SA	Belgium	55,500	6,302

Total			107,235

Industrials (19.2%)
Assa Abloy AB - Class B	Sweden	745,300	17,396
Atlas Copco AB - Class A *	Sweden	309,200	14,716
Auckland International Airport, Ltd. *	New Zealand	482,455	2,338
BAE Systems PLC *	United Kingdom	506,200	3,131
Canadian National Railway Co.	Canada	32,900	3,504
Canadian Pacific Railway, Ltd.	Canada	20,300	6,175
Edenred	France	148,800	6,676
Epiroc AB *	Sweden	450,900	6,545
Experian PLC	Jersey	405,200	15,163
FANUC Corp.	Japan	62,200	11,932
Interpump Group SpA	Italy	135,400	5,027
KONE Oyj	Finland	103,700	9,116
Legrand SA	France	108,700	8,678
MISUMI Group, Inc. *	Japan	491,300	13,732
Nabtesco Corp. *	Japan	93,500	3,407
OSG Corp. *	Japan	160,600	2,573
Recruit Holdings Co., Ltd. *	Japan	344,600	13,673
Schindler Holding AG	Switzerland	34,924	9,535
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,655
SHO-BOND Holdings Co., Ltd.	Japan	124,761	6,194

Total			161,166

Information Technology (24.4%)
Amadeus IT Group SA *	Spain	180,000	9,989
ASML Holding NV	Netherlands	95,800	35,325
Azbil Corp. *	Japan	207,800	7,771
Black Knight, Inc. *	United States	78,500	6,834
Keyence Corp. *	Japan	69,800	32,530
Lam Research Corp.	United States	20,500	6,801
Lasertec Corp. *	Japan	44,000	3,639
Mastercard, Inc. - Class A	United States	53,400	18,058
Network International Holdings PLC *	United Kingdom	4,062	14
NICE, Ltd., ADR *	United States	46,600	10,580
SAP SE	Germany	217,419	33,857
Spectris PLC *	United Kingdom	160,500	5,041
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	773,000	11,609
Temenos AG	Switzerland	38,100	5,131
Visa, Inc. - Class A	United States	86,725	17,342

Total			204,521

Materials (6.0%)
CRH PLC, ADR	Ireland	225,900	8,153
Franco-Nevada Corp.	Canada	40,600	5,673
Linde PLC	Ireland	96,355	22,806

International Growth Portfolio

Common Stocks (97.5%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
The Sherwin-Williams Co.	United States	17,900	12,472
Tikkurila Oyj *	Finland	86,400	1,512

Total			50,616

Real Estate (1.0%)
Vonovia SE	Germany	126,600	8,700

Total			8,700

Telecommunication Services (0.7%)
Cellnex Telecom SA	Spain	101,100	6,144

Total			6,144

Total Common Stocks (Cost: $565,362)			818,174

Short-Term Investments (2.5%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	20,618,785	20,619

Total			20,619

Total Short-Term Investments (Cost: $20,619)			20,619

Total Investments (100.0%) (Cost: $585,981)@			838,793

Other Assets, Less Liabilities (0.0%)			227

Net Assets (100.0%)			839,020

Investments Percentage by Country is based on Net Assets:
United States	20.4%
Japan	14.2%
Switzerland	13.2%
Germany	6.2%
France	5.1%
Other	40.9%

Total	100.0%

Over the Counter Derivatives

Forward Contracts

Net
			Foreign Principal	USD Principal				Unrealized
			Amount	Amount		Unrealized	Unrealized	Appreciation/
			Covered by	Covered by	Settlement	Appreciation	(Depreciation)	(Depreciation)
Type	Counterparty	Currency	Contract (000s)	Contract (000’s)	Date	(000’s)	(000’s)	(000’s)
Buy	HSBC Bank USA	HKD	5,096	657	10/20	$—	$ —p	$ —p

						$—	$ —p	$ —p

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward			Forward
	Contracts	Swaps	Total	Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—p	—	—p	—	—	—	—

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $585,981 and the net unrealized appreciation of investments based on that cost was $252,812 which is comprised of $259,515 aggregate gross unrealized appreciation and $6,703 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$6,449		$33,593	$69
Consumer Discretionary	27,674		28,031	—
Consumer Staples	1,927		58,443	—
Financials	57,020		66,586	—
Health Care	10,886		96,349	—
Industrials	9,679		151,487	—
Information Technology	59,615		144,906	—
Materials	26,298		24,318	—
All Others	—		14,844	—
Short-Term Investments	20,619		—	—

Total Assets:	$220,167		$618,557	$69

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—		—p	—

Total Liabilities:	$—	$	—p	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand